Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STF-QTLY-1220
1.9887623.102

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Alabama - 1.4%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	$1,025,000	$1,147,754
4% 12/1/38	1,705,000	1,896,523
4% 12/1/41	1,345,000	1,481,168
4% 12/1/44	1,200,000	1,310,604
4% 12/1/49	1,450,000	1,573,482
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	8,505,000	9,721,725
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	4,000,000	4,252,558
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,595,902

TOTAL ALABAMA		22,979,716

Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	955,000	962,189
Arizona - 0.8%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	277,656
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	703,884
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	764,712
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	470,115
Series 2016:
5.75% 1/1/36 (b)	400,000	402,848
6% 1/1/48 (b)	875,000	839,878
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,787,117
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	2,013,820
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	2,200,000	2,398,506
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,613,772

TOTAL ARIZONA		12,272,308

California - 2.5%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,623,423
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,375,000	3,023,874
Series 2020, 4% 11/1/45	4,200,000	4,701,564
California Health Facilities Fing. Auth. Rev. Series A, 4% 8/15/50	4,000,000	4,575,800
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,132,430
5.25% 11/1/36	515,000	590,540
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,119,418
5% 5/15/39	1,175,000	1,367,195
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	100,000	84,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	84,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	788,240
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,226,870
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	3,071,600
5% 4/1/25	2,885,000	3,318,154
5% 4/1/26	2,030,000	2,386,732
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,329,240
5% 11/15/26	2,000,000	2,401,240
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	556,763
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	1,000,000	1,025,867
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	921,568
Series 2017 B:
5% 7/1/29	485,000	583,605
5% 7/1/30	970,000	1,155,580

TOTAL CALIFORNIA		40,067,703

Colorado - 2.2%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,220,920
Series 2019 B, 5%, tender 8/1/26 (a)	755,000	894,056
Series 2018 A, 4% 11/15/48	960,000	1,063,210
Series 2019 A:
4% 11/1/39	905,000	1,024,641
5% 11/1/22	1,800,000	1,956,780
5% 11/1/26	1,495,000	1,837,549
5% 11/15/39	1,250,000	1,558,288
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	430,000	484,748
Series 2019 H, 4.25% 11/1/49	245,000	276,637
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,450,660
5% 3/15/38	2,000,000	2,436,220
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,480,000	6,902,885
Denver City & County Board Wtr. Rev. Series 2020 B, 5% 9/15/27	2,290,000	2,958,703
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	6,725,000	7,090,100
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (FSA Insured)	135,000	159,882
Series 2020:
5% 12/1/22 (FSA Insured)	165,000	178,936
5% 12/1/50 (FSA Insured)	1,500,000	1,811,190

TOTAL COLORADO		34,305,405

Connecticut - 4.8%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	688,445
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	783,759
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	162,228
Series 2014 H, 5% 11/15/21	1,550,000	1,625,269
Series 2015 B, 5% 6/15/32	265,000	309,062
Series 2016 B:
5% 5/15/25	1,000,000	1,199,020
5% 5/15/26	545,000	671,375
Series 2017 A, 5% 4/15/33	245,000	296,974
Series 2018 A, 5% 4/15/38	1,000,000	1,208,530
Series 2018 F, 5% 9/15/22	235,000	255,544
Series 2019 A, 5% 4/15/26	655,000	805,192
Series 2019 B, 5% 2/15/23	7,000,000	7,737,940
Series 2020 A:
4% 1/15/34	2,250,000	2,639,768
5% 1/15/40	2,000,000	2,485,060
Series A, 5% 3/1/27	1,000,000	1,138,200
Series C, 5% 6/1/23	2,000,000	2,145,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,875,570
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	7,140,000	7,289,083
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	821,639
Series 2014 A, 1.1%, tender 2/7/23 (a)	6,000,000	6,093,120
Series 2020 B:
5%, tender 1/1/25 (a)	2,405,000	2,823,422
5%, tender 1/1/27 (a)	1,780,000	2,205,509
Series U1, 2%, tender 2/8/22 (a)	105,000	107,170
Series 2019 A:
4% 7/1/21 (b)	100,000	100,542
5% 7/1/27 (b)	555,000	603,646
5% 7/1/34 (b)	685,000	727,991
Series 2019 Q-1:
5% 11/1/24	460,000	539,414
5% 11/1/26	500,000	617,840
Series 2020 K:
4% 7/1/45	2,865,000	3,146,887
5% 7/1/40	1,050,000	1,291,563
Series A, 5% 7/1/26	1,000,000	1,151,630
Series K1, 5% 7/1/33	815,000	877,380
Series K3, 5% 7/1/43	350,000	367,028
Series R:
4% 7/1/36	1,000,000	1,101,570
5% 6/1/32	550,000	702,218
5% 6/1/33	375,000	475,931
5% 6/1/34	575,000	727,116
5% 6/1/35	870,000	1,096,165
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	450,549
Series A, 5% 9/1/33	5,000,000	5,748,400
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,476,202
5% 1/1/24	1,520,000	1,728,650
5% 1/1/28	3,890,000	4,801,699
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	477,671
Series 2019 A, 5% 11/1/25	495,000	600,222

TOTAL CONNECTICUT		76,177,993

Delaware - 0.2%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	3,046,758
District Of Columbia - 2.1%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	616,880
District of Columbia Rev. Series 2018:
5% 10/1/23	350,000	384,822
5% 10/1/25	495,000	575,180
5% 10/1/26	830,000	983,799
5% 10/1/27	905,000	1,091,720
5% 10/1/43	3,080,000	3,514,157
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	3,225,000	3,340,036
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,500,000	8,888,400
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,828,290
5% 10/1/44	8,000,000	9,595,760
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,942,740

TOTAL DISTRICT OF COLUMBIA		32,761,784

Florida - 6.2%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	908,772
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,802,852
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	851,580
Central Florida Expressway Auth. Sr. Lien Rev. Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,413,060
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	871,455
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/21	365,000	368,279
5% 3/1/22	350,000	362,649
5% 3/1/23	400,000	420,144
5% 3/1/24	250,000	267,328
5% 3/1/25	670,000	727,747
Series 2019:
5% 10/1/22	225,000	234,785
5% 10/1/23	250,000	265,845
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	9,880,000	11,028,056
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,836,499
5% 10/1/35	1,000,000	1,124,100
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,827,281
5% 10/1/43	2,000,000	2,381,200
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	6,336,500
Lee County School Board Ctfs. Prtn. Series 2019 A:
5% 8/1/27	4,005,000	5,073,734
5% 8/1/28	2,020,000	2,603,093
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,213,290
5% 4/1/44	3,235,000	3,854,470
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,073,875
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A, 5% 7/1/26	9,425,000	11,735,916
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	2,021,831
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,842,752
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	10,000,000	11,508,200
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,043,901
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,470,000
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,914,839
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	932,648
5% 7/1/25	1,455,000	1,758,804
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,116,033
Series 2015 A, 5% 12/1/40	1,680,000	1,845,732
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,102,771
Series 2020 B:
4% 7/1/45	3,000,000	3,340,800
5% 7/1/40	700,000	855,617
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	554,240
0% 9/1/39	850,000	449,276
0% 9/1/40	1,000,000	503,540
0% 9/1/41	1,000,000	479,810
0% 9/1/42	1,000,000	457,150
0% 9/1/45	1,850,000	739,297
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	296,323
5% 10/15/49	455,000	546,801

TOTAL FLORIDA		98,362,875

Georgia - 3.2%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,257,030
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,639,713
2.25%, tender 5/25/23 (a)	1,840,000	1,905,026
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,474,790
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,039,300
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	800,000	908,192
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,747,184
Series 2019, 4% 6/15/49	190,000	212,933
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	100,728
Series 2018 A, 5% 1/1/21	275,000	277,002
Series 2019 A:
4% 1/1/49	1,855,000	2,043,171
5% 1/1/26	1,225,000	1,480,180
5% 1/1/30	410,000	517,461
5% 1/1/39	1,215,000	1,477,367
5% 1/1/44	1,590,000	1,907,078
Series C, 5% 1/1/22	100,000	105,239
Series HH:
5% 1/1/21	700,000	705,096
5% 1/1/22	1,825,000	1,920,612
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,653,870
4% 7/1/43	1,545,000	1,683,123
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	770,000	839,439
Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,993,443
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,140,880
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	2,000,000	2,159,400
Series 2020 B:
4% 9/1/38	3,000,000	3,564,690
5% 9/1/25	1,355,000	1,657,395
5% 9/1/31	1,385,000	1,857,894
Series A:
4% 6/1/21	635,000	646,612
5% 6/1/22	420,000	447,392
5% 6/1/23	420,000	458,123
5% 6/1/24	695,000	781,792

TOTAL GEORGIA		51,602,155

Hawaii - 0.9%
Hawaii Gen. Oblig. Series FG, 5% 10/1/27	1,000,000	1,251,040
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	9,356,129
Series 2018 A, 5% 9/1/41	2,000,000	2,486,500
Series 2019 A, 5% 9/1/24	765,000	901,285
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	885,000	1,033,220

TOTAL HAWAII		15,028,174

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	130,000	144,869
Illinois - 12.3%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	117,749
4% 6/1/27	830,000	994,996
4% 6/1/28	625,000	753,869
4% 6/1/29	1,550,000	1,891,124
4% 6/1/30	1,000,000	1,202,390
4% 6/1/31	1,250,000	1,492,950
4% 6/1/34	1,000,000	1,176,100
4% 6/1/35	1,290,000	1,512,009
4% 6/1/36	1,575,000	1,838,482
Series 2020 A:
5% 1/1/29	675,000	863,190
5% 1/1/30	625,000	793,581
5% 1/1/31	850,000	1,073,975
5% 1/1/33	1,650,000	2,063,078
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	58,607
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,419,966
Series 2011 A:
5% 12/1/41	60,000	60,443
5.5% 12/1/39	170,000	172,227
Series 2012 A, 5% 12/1/42	55,000	55,657
Series 2015 C:
5.25% 12/1/35	2,000,000	2,120,760
5.25% 12/1/39	45,000	47,335
Series 2016 A, 7% 12/1/44	3,100,000	3,649,010
Series 2017 C, 5% 12/1/25	290,000	321,082
Series 2018 A, 5% 12/1/27	185,000	206,948
Series 2018 C:
5% 12/1/24	100,000	109,160
5% 12/1/25	505,000	559,126
5% 12/1/27	505,000	564,913
5% 12/1/46	1,590,000	1,677,577
Series 2019 A:
5% 12/1/21	185,000	190,985
5% 12/1/23	2,150,000	2,313,701
5% 12/1/28	240,000	268,723
5% 12/1/30	575,000	639,124
5% 12/1/31	600,000	662,958
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,865,000	1,971,883
5% 1/1/27	1,520,000	1,609,315
5% 1/1/30	1,745,000	1,831,727
5% 1/1/32	1,300,000	1,363,362
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	671,367
Series 2016 B, 5% 1/1/46	6,905,000	7,789,047
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/25	500,000	547,630
Series 2015 B, 5% 1/1/32	1,000,000	1,151,690
Series 2016 D, 5% 1/1/52	1,205,000	1,364,289
Series 2018 B:
5% 1/1/36	2,250,000	2,713,388
5% 1/1/37	3,250,000	3,904,908
5% 1/1/53	385,000	448,872
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	1,008,819
5% 3/1/25	850,000	1,016,898
5% 3/1/26	1,235,000	1,520,767
5% 3/1/27	1,245,000	1,576,295
5% 3/1/28	1,350,000	1,744,929
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	291,079
5% 10/1/28	200,000	245,812
5% 10/1/44	1,000,000	1,157,470
5% 10/1/49	1,250,000	1,437,600
5% 10/1/51	1,000,000	1,148,050
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	360,177
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,665,876
5% 5/15/43	50,000	59,107
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,199,610
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	100,566
Series E, 2.25%, tender 4/29/22 (a)	330,000	339,154
Series 2012 A, 5% 5/15/22	1,000,000	1,061,820
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	426,635
Series 2015 A:
4.125% 11/15/37	680,000	737,372
5% 11/15/45	10,000,000	11,236,200
Series 2016 A:
5% 2/15/24	850,000	962,438
5% 8/15/25	1,175,000	1,405,324
Series 2016 C, 5% 2/15/31	2,500,000	3,051,975
Series 2016:
4% 12/1/35	360,000	388,699
5% 12/1/40	2,150,000	2,437,240
Series 2017 A, 5% 1/1/35	3,000,000	3,498,330
Series 2018 A:
4.25% 1/1/44	55,000	61,064
5% 1/1/38	215,000	252,290
5% 10/1/41	3,000,000	3,609,180
5% 1/1/44	320,000	370,896
Series 2019, 4% 9/1/35	450,000	460,751
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	5,649,800
Series 2012:
5% 8/1/21	10,000	10,261
5% 8/1/22	60,000	62,969
5% 8/1/24	1,000,000	1,044,740
Series 2013, 5% 7/1/22	40,000	41,922
Series 2014:
5% 2/1/22	215,000	223,617
5% 2/1/23	180,000	190,188
5% 2/1/26	550,000	581,416
Series 2016:
5% 2/1/26	5,270,000	5,736,869
5% 2/1/27	615,000	672,459
Series 2017 C, 5% 11/1/29	1,000,000	1,069,300
Series 2017 D:
5% 11/1/21	4,500,000	4,601,767
5% 11/1/23	800,000	845,376
5% 11/1/24	685,000	732,806
5% 11/1/25	1,265,000	1,364,138
5% 11/1/26	10,950,000	11,827,314
5% 11/1/27	6,230,000	6,757,183
Series 2018 A:
5% 10/1/24	500,000	541,075
5% 10/1/28	1,000,000	1,100,740
Series 2018 B, 5% 10/1/26	1,000,000	1,093,400
Series 2019 B:
5% 9/1/21	500,000	514,333
5% 9/1/22	490,000	514,912
5% 9/1/23	500,000	533,410
5% 9/1/24	500,000	540,650
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,421,095
Series 2015 A, 5% 1/1/37	470,000	548,020
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,434,834
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	530,582
4% 12/1/31 (FSA Insured)	615,000	705,300
4% 12/1/33 (FSA Insured)	255,000	289,379
4% 12/1/35 (FSA Insured)	275,000	307,962
4% 12/1/36 (FSA Insured)	250,000	277,930
4% 12/1/38 (FSA Insured)	580,000	640,929
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,412,960
0% 6/15/46 (FSA Insured)	8,000,000	3,091,760
0% 6/15/47 (FSA Insured)	2,525,000	937,028
Series 2017 A, 5% 6/15/57	6,625,000	7,133,866
Series 2020 A:
4% 6/15/50	8,955,000	8,984,641
5% 6/15/50	7,310,000	8,017,608
Series 2020 B, 5% 6/15/42	2,695,000	3,019,289
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,441,895
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,431,170
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	951,545
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,450,164
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	235,752
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	123,418

TOTAL ILLINOIS		196,709,468

Indiana - 0.8%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	612,213
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	978,616
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/21	1,440,000	1,479,589
5% 7/1/22	1,510,000	1,613,646
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	351,682
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (b)	695,000	692,018
Series 2019 B, 3.5% 1/1/49	720,000	790,970
Series A, 3.75% 1/1/49	3,320,000	3,705,020
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,818,930
Series 2020, 5% 4/1/32	765,000	930,508

TOTAL INDIANA		12,973,192

Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,194,330
Series 2019 A2, 2.875% 5/15/49	535,000	537,172
Series A, 5% 5/15/48	120,000	126,556
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	7,176,656

TOTAL IOWA		9,034,714

Kentucky - 4.8%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	798,927
4% 2/1/37	575,000	601,996
5% 2/1/24	1,180,000	1,299,605
5% 2/1/25	945,000	1,066,272
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	366,400
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	6,750,000	6,722,865
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	889,615
5% 1/1/39	690,000	838,426
5% 1/1/49	2,500,000	2,974,700
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	361,251
Series 2019 A2, 5% 8/1/49	3,400,000	3,993,776
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,337,827
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,264,170
5% 5/1/38	4,000,000	4,782,840
Series 2017:
5% 4/1/25	3,425,000	4,055,097
5% 4/1/26	3,470,000	4,212,164
Series A:
4% 11/1/34	1,250,000	1,433,775
4% 11/1/35	400,000	457,352
4% 11/1/36	1,000,000	1,136,610
4% 11/1/37	1,250,000	1,416,425
5% 11/1/22	1,400,000	1,526,924
5% 8/1/27	400,000	471,280
5% 11/1/29	1,105,000	1,395,063
Series B:
5% 8/1/21	110,000	113,740
5% 8/1/23	1,330,000	1,490,079
5% 8/1/25	2,965,000	3,548,008
5% 8/1/26	1,910,000	2,336,178
5% 5/1/27	2,000,000	2,477,260
Series C, 5% 11/1/21	1,055,000	1,102,900
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (a)	11,515,000	13,250,080
Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,253,880
Series A:
4% 6/1/23	585,000	632,789
4% 12/1/24	500,000	562,935
4% 6/1/25	585,000	666,391
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,530,000	1,717,716
Series 2020 C, 5%, tender 10/1/26 (a)	525,000	637,429
Series 2020 D, 5%, tender 10/1/29 (a)	630,000	792,754
Series 2016 A, 5% 10/1/31	95,000	112,228
Series 2020 A, 4% 10/1/39	1,500,000	1,693,200

TOTAL KENTUCKY		76,790,927

Louisiana - 1.0%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/20	520,000	520,601
4% 12/1/22	815,000	838,285
4% 12/1/23	1,135,000	1,180,763
4% 12/1/24	1,145,000	1,204,231
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,329,403
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,095,232
Series 2018 E:
5% 7/1/32	1,470,000	1,835,236
5% 7/1/33	1,195,000	1,484,345
5% 7/1/34	1,385,000	1,715,212
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,495,777
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,412,637
2.1%, tender 7/1/24 (a)	680,000	682,380

TOTAL LOUISIANA		15,794,102

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	103,805
Series 2011:
6.75% 7/1/41	630,000	643,003
7.5% 7/1/32	1,330,000	1,368,158
Series 2013:
5% 7/1/22	400,000	423,352
5% 7/1/33	395,000	417,989
Series 2017 B, 5% 7/1/33	280,000	322,017
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	4,130,000	4,343,438
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	606,450

TOTAL MAINE		8,228,212

Maryland - 1.0%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	645,000	718,982
Series 2019 C:
5% 9/1/27	725,000	908,266
5% 9/1/28	115,000	146,459
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,102,400
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,077,401
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	809,834
5% 4/15/25	920,000	1,093,282
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	1,645,000	1,910,947
4% 7/1/50	960,000	1,106,669
5% 7/1/40	4,930,000	6,370,250

TOTAL MARYLAND		16,244,490

Massachusetts - 3.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,688,681
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,636,181
Series 2017 A, 5% 1/1/36	2,415,000	2,785,268
Series 2017, 5% 7/1/47	945,000	1,010,668
Series 2018, 5% 1/1/43	1,335,000	1,510,099
Series 2019 K:
5% 7/1/25	825,000	981,709
5% 7/1/26	1,085,000	1,323,971
5% 7/1/27	1,305,000	1,627,022
Series 2019:
5% 7/1/25	655,000	768,263
5% 7/1/26	370,000	443,593
5% 7/1/28	550,000	681,148
5% 7/1/29	500,000	621,765
5% 9/1/59	3,730,000	4,436,014
Series 2020 A:
4% 7/1/45	3,660,000	3,812,256
5% 10/15/25	350,000	430,899
5% 10/15/27	7,500,000	9,740,100
5% 10/15/28	7,340,000	9,758,970
Series A, 4% 6/1/49	2,365,000	2,520,972
Series M:
4% 10/1/50	3,725,000	3,954,721
5% 10/1/45	2,805,000	3,291,696
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49	2,500,000	2,945,125

TOTAL MASSACHUSETTS		59,969,121

Michigan - 3.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	168,402
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,106,343
5% 7/1/25	465,000	531,090
5% 7/1/26	425,000	493,166
5% 7/1/27	660,000	775,157
5% 7/1/28	925,000	1,093,008
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,152,052
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	580,560
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,280,361
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	678,806
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,105,947
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,210,270
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	655,247
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	871,061
Series 2015 A:
5% 8/1/26	1,675,000	1,940,454
5% 8/1/27	2,680,000	3,091,005
Series 2015, 5% 11/15/28	1,405,000	1,627,327
Series 2016, 5% 11/15/26	850,000	1,054,136
Series 2019 A:
4% 12/1/49	795,000	887,554
5% 11/15/48	290,000	349,917
Series 2020 A, 4% 6/1/49	865,000	940,515
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	919,188
Series 2019 A, 5% 3/1/31	580,000	722,477
Series 2019:
5% 3/1/32	650,000	804,895
5% 3/1/33	625,000	769,519
5% 3/1/34	700,000	858,578
5% 3/1/35	700,000	856,170
5% 3/1/36	800,000	974,664
5% 3/1/37	900,000	1,092,528
5% 3/1/38	1,325,000	1,603,555
5% 3/1/39	900,000	1,086,003
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	590,084
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,443,229
Series 2020 A, 5% 4/1/50	4,000,000	5,119,680

TOTAL MICHIGAN		47,432,948

Minnesota - 0.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	581,385
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,812,901
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,452,087
Series 2018 A, 5% 10/1/45	5,000	5,682
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	594,421
5% 5/1/48	675,000	806,747
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,590,269
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	563,946
5% 6/1/27	500,000	594,300

TOTAL MINNESOTA		10,001,738

Mississippi - 0.3%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	605,000	727,331
Series I:
5% 10/1/22	400,000	433,152
5% 10/1/23	550,000	618,976
5% 10/1/24	535,000	622,114
5% 10/1/26	650,000	797,511
5% 10/1/28	1,000,000	1,271,160

TOTAL MISSISSIPPI		4,470,244

Missouri - 1.6%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	841,678
4% 12/1/34	400,000	497,196
4% 12/1/36	700,000	865,620
4% 12/1/37	500,000	617,030
4% 12/1/40	500,000	612,610
5% 12/1/28	580,000	762,677
5% 12/1/29	350,000	470,138
5% 12/1/30	660,000	903,500
5% 12/1/35	600,000	799,614
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,782,165
Series 2019 A:
4% 10/1/48	4,785,000	5,235,938
5% 10/1/46	460,000	544,083
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	165,000	184,897
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,814,260
Series 2019 C:
5% 7/1/26	1,440,000	1,732,507
5% 7/1/27	2,430,000	2,977,212
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,394,733
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	59,102

TOTAL MISSOURI		25,094,960

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	91,237
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	13,400,000	15,344,072
Nevada - 1.4%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,525,239
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,607,560
Series 2016 B, 5% 6/15/26	1,675,000	2,039,782
Series 2017 A:
5% 6/15/22	2,520,000	2,695,140
5% 6/15/24	250,000	287,943
5% 6/15/25	5,945,000	7,073,302
5% 6/15/26	215,000	261,823
Series 2017 C, 5% 6/15/22	210,000	224,595
Series A, 5% 6/15/27	1,305,000	1,632,020
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,505,000	2,794,703
Series 2019 B, 4% 10/1/49	265,000	295,605

TOTAL NEVADA		22,437,712

New Hampshire - 0.4%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,797,085	1,956,577
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	379,780
Series 2017, 5% 7/1/44	2,000,000	2,207,400
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,741,799
Series 2016, 5% 10/1/23	170,000	190,271

TOTAL NEW HAMPSHIRE		6,475,827

New Jersey - 3.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,117,640
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	310,000	293,731
Series A, 5% 11/1/31	2,735,000	3,206,623
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,145,630
5% 6/15/35	580,000	660,608
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	209,893
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,035,000	1,215,152
Series 2014 PP, 5% 6/15/26	1,000,000	1,107,580
Series 2015 XX:
5% 6/15/21	1,000,000	1,025,839
5% 6/15/22	3,285,000	3,502,861
5% 6/15/23	3,500,000	3,836,945
Series 2016 A, 5% 7/15/27	1,000,000	1,139,400
Series 2016 BBB:
5% 6/15/23	1,400,000	1,534,778
5.5% 6/15/30	230,000	268,672
Series 2018 EEE:
5% 6/15/28	590,000	692,170
5% 6/15/34	1,500,000	1,715,100
Series LLL:
4% 6/15/44	2,935,000	3,028,362
4% 6/15/49	2,690,000	2,761,500
Series MMM:
4% 6/15/35	1,160,000	1,230,505
4% 6/15/36	450,000	475,700
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	818,168
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,566,584
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,983,381
Series 2019 B3, 5%, tender 7/1/26 (a)	1,695,000	2,075,883
Series 2016:
4% 7/1/48	200,000	208,596
5% 7/1/28	1,170,000	1,360,979
5% 7/1/41	90,000	100,480
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	298,857
5% 12/1/23	200,000	224,854
5% 12/1/24	115,000	132,972
5% 12/1/25	215,000	255,246
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,269,390
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,207,886
Series 2010 A, 0% 12/15/27	1,205,000	987,630
Series 2018 A:
5% 12/15/32	355,000	408,062
5% 12/15/34	1,350,000	1,541,147
Series A:
4% 12/15/39	1,000,000	1,043,670
4.25% 12/15/38	2,515,000	2,678,299
Series AA, 5% 6/15/29	405,000	425,501
Series BB, 4% 6/15/44	1,300,000	1,337,440
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,137,320
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	395,000	403,667
5% 5/1/22	275,000	293,145
5% 5/1/23	215,000	238,549

TOTAL NEW JERSEY		53,166,395

New Mexico - 0.8%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,245,820
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,460,000	1,703,148
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	1,060,000	1,181,911
Series 2019 D, 3.75% 1/1/50	375,000	416,224
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	5,000,000	5,914,650
Series 2019 A:
4% 5/1/23	590,000	640,952
4% 11/1/23	200,000	220,684
4% 5/1/24	675,000	755,082
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	33,966
5% 5/15/34	70,000	75,122
5% 5/15/39	50,000	52,917
5% 5/15/44	50,000	52,332
5% 5/15/49	105,000	109,364
Series 2019 B1, 2.625% 5/15/25	55,000	53,629

TOTAL NEW MEXICO		12,455,801

New York - 6.3%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,477,647
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,250,597
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,677,402
Series 2018, 5% 9/1/36	250,000	311,820
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	325,842
New York City Gen. Oblig.:
Series 2021 A1:
5% 8/1/28	2,385,000	3,038,943
5% 8/1/29	2,595,000	3,355,724
Series B, 5% 10/1/42	2,000,000	2,426,400
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	8,095,640
Series 2018 S2, 5% 7/15/35	1,075,000	1,303,255
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,189,772
Series 2018 B, 5% 8/1/45	7,150,000	8,571,134
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,252,512
Series 2019 B2, 5%, tender 5/1/24 (a)	880,000	991,795
Series 2019 B3, 5%, tender 5/1/48	635,000	753,815
Series 2020 A:
4% 9/1/36	550,000	610,368
4% 9/1/38	650,000	716,320
4% 9/1/40	850,000	930,750
4% 9/1/50	3,480,000	3,733,309
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,608,740
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,572,267
Series 2017 D, 5% 11/15/35	2,000,000	2,139,700
Series 2020 A, 5% 2/1/23	3,020,000	3,070,978
Series 2020 D, 4% 11/15/46	13,530,000	13,554,083
Series D1, 5% 11/1/25	2,050,000	2,109,143
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,228,240
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	1,250,000	1,409,563
Series 2020 C:
5% 3/15/43	5,000,000	6,210,450
5% 3/15/47	10,000,000	12,325,700
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,832,821
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,773,760

TOTAL NEW YORK		100,848,490

New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,932,500
Series 194, 5.25% 10/15/55	1,335,000	1,536,932

TOTAL NEW YORK AND NEW JERSEY		7,469,432

North Carolina - 1.3%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	1,014,318
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	55,000	68,820
5% 10/1/42	465,000	545,905
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	800,062
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,424,624
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	16,595,600

TOTAL NORTH CAROLINA		20,449,329

Ohio - 4.5%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,735,000	4,327,072
Series 2020, 5% 11/15/31	385,000	482,093
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	530,355
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,167,370
Series 2016, 5% 2/15/46	1,735,000	2,009,199
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	909,630
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,158,020
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,200,000	1,359,060
5% 1/1/25 (FSA Insured)	730,000	854,655
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,595,600
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,307,493
Series 2019 A, 5% 4/1/33	2,430,000	3,159,802
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	410,433
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	222,136
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	526,274
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,058,110
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	1,001,369
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	5,179,104
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	486,469
5% 8/1/45	3,550,000	4,231,529
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,132,857
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	776,933
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	829,025
5% 7/1/35	2,625,000	3,316,793
5% 7/1/42	4,525,000	5,575,298
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	1,981,265
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	310,952
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	115,000	130,533
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,507,110
5% 2/1/24	3,580,000	4,110,198
5% 2/1/26	1,145,000	1,410,136
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	349,991
5% 12/1/22	360,000	390,794
5% 12/1/23	500,000	562,950
5% 12/1/24	525,000	609,326
5% 12/1/25	460,000	548,610
5% 12/1/26	600,000	729,096
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,313,411
5% 2/15/27	1,615,000	1,907,363
Series 2019, 5% 2/15/29	845,000	965,370
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,160,846
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,819,700

TOTAL OHIO		71,414,330

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	820,343
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	380,000	386,089
4% 8/1/22	475,000	492,608
5% 8/1/26	360,000	410,267

TOTAL OKLAHOMA		2,109,307

Oregon - 1.3%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,651,481
5% 8/15/38	3,700,000	4,666,736
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,775,953
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	10,890,000	12,169,357

TOTAL OREGON		20,263,527

Pennsylvania - 6.4%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	1,016,069
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	945,000	996,228
5% 2/1/24	400,000	429,012
5% 2/1/26	885,000	980,757
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (a)	610,000	670,579
Series 2020 B3, 5%, tender 2/1/30 (a)	350,000	389,382
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,494,160
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	833,184
Series 2020 A:
5% 6/1/29	1,750,000	2,270,258
5% 6/1/32	3,000,000	3,906,840
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,323,084
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 B, 5% 7/1/21	1,215,000	1,237,979
Series 2019, 5% 7/1/49	795,000	884,732
Geisinger Auth. Health Sys. Rev. Series 2011 A1, 5.125% 6/1/41	8,000,000	8,152,160
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/21	1,200,000	1,234,613
5% 7/1/22	1,500,000	1,608,135
5% 7/1/23	900,000	1,003,302
5% 7/1/24	1,700,000	1,959,743
5% 7/1/26	1,900,000	2,318,475
5% 7/1/27	2,000,000	2,489,180
5% 7/1/28	2,080,000	2,632,344
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	510,126
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	2,928,717
Series 2019:
4% 9/1/36	750,000	825,915
4% 9/1/37	750,000	823,073
4% 9/1/38	1,700,000	1,859,647
4% 9/1/39	1,100,000	1,199,583
4% 9/1/44	250,000	268,620
5% 9/1/22	600,000	646,428
5% 9/1/23	500,000	558,685
5% 9/1/24	675,000	778,505
Series 2020:
5% 4/1/22	325,000	335,595
5% 4/1/23	360,000	381,359
5% 4/1/24	365,000	394,277
5% 4/1/25	280,000	307,339
5% 4/1/26	330,000	366,736
5% 4/1/27	630,000	706,488
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,119,583
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	631,785
5% 4/15/25	750,000	891,263
5% 4/15/26	2,500,000	3,055,250
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	205,156
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,130,355
5% 11/1/42	1,275,000	1,299,939
Series 2016, 5% 5/1/34	1,600,000	1,854,496
Series 2018 A, 5% 2/15/48	940,000	1,127,492
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,685,409
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,333,640
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	530,000	606,924
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,040,000	1,088,412
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,429,327
Series 2019 B:
5% 2/1/34	2,250,000	2,832,885
5% 2/1/35	2,750,000	3,440,113
5% 2/1/36	2,415,000	2,997,764
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,705,774
Series 2019 A:
4% 9/1/35	1,250,000	1,438,550
5% 9/1/23	660,000	739,444
5% 9/1/26	2,000,000	2,440,600
5% 9/1/30	1,335,000	1,708,707
5% 9/1/32	1,000,000	1,258,400
5% 9/1/34	620,000	781,522
5% 9/1/44	1,450,000	1,750,629
Series 2019 B:
5% 9/1/25	1,360,000	1,615,340
5% 9/1/26	1,105,000	1,345,647
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,088,490
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	555,804
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	264,930
4% 6/1/49	555,000	621,295
5% 6/1/44	405,000	491,378
5% 6/1/49	645,000	777,212
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,062,805
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,612,883

TOTAL PENNSYLVANIA		102,710,512

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,557,328
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	260,000	289,427
South Carolina - 1.4%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,227,650
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,485,848
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	540,000	594,837
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	365,000	412,589
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,595,519
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,537,383
Series 2014 C:
5% 12/1/26	100,000	116,835
5% 12/1/39	1,000,000	1,131,850
5% 12/1/46	4,675,000	5,244,649
Series 2016 A, 5% 12/1/33	220,000	260,777
Series A, 5% 12/1/23	790,000	896,958
Series B, 5% 12/1/24	2,520,000	2,962,361
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,849,022

TOTAL SOUTH CAROLINA		22,316,278

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (a)	1,595,000	1,764,963
Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	723,671
Series 2019 A2, 5% 8/1/44	2,250,000	2,660,535
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	775,385
5% 4/1/28	420,000	525,731
5% 4/1/41	500,000	597,095
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	392,202
5.25% 10/1/58	1,225,000	1,307,786
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,351,612
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	107,316

TOTAL TENNESSEE		9,441,333

Texas - 7.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,464,460
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	1,000,000	1,166,740
Series 2020 B:
4% 1/1/34	280,000	323,014
4% 1/1/35	225,000	258,831
4% 1/1/36	245,000	280,618
4% 1/1/37	350,000	398,591
4% 1/1/38	465,000	527,752
4% 1/1/39	600,000	678,732
4% 1/1/40	230,000	259,960
5% 1/1/27	200,000	244,532
5% 1/1/28	230,000	286,937
5% 1/1/29	850,000	1,079,075
5% 1/1/30	400,000	515,216
5% 1/1/31	200,000	255,468
5% 1/1/32	200,000	253,282
5% 1/1/33	300,000	377,163
Collin County Series 2019, 5% 2/15/26	2,315,000	2,864,859
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	904,071
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	1,410,000	1,647,500
4% 11/1/35	1,255,000	1,459,540
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,541,193
Series 2019:
5% 2/15/23	1,000,000	1,103,000
5% 2/15/24	700,000	802,900
5% 2/15/25	1,000,000	1,189,760
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	609,730
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	2,993,677
4% 5/15/27	1,935,000	2,354,837
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	706,160
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,198,740
5% 3/1/27	1,000,000	1,224,820
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	860,168
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	605,245
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,602,757
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	817,127
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,543,838
Houston Independent School District Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	505,910
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,247,240
Series 2020 C, 5% 11/15/28	2,400,000	3,163,872
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	476,576
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,826,730
5% 5/15/48	1,700,000	2,054,688
Series 2020, 5% 5/15/28	2,250,000	2,908,035
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	565,000	594,843
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,808,060
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	363,934
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	896,100
Series 2017 A, 5% 1/1/39	4,000,000	4,854,560
Series 2018:
4% 1/1/38	1,835,000	2,096,634
5% 1/1/35	500,000	608,535
Series 2019 A:
5% 1/1/23	2,000,000	2,197,360
5% 1/1/24	2,100,000	2,401,770
5% 1/1/38	5,000,000	6,207,700
Series 2019 B, 5% 1/1/25	645,000	762,990
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,405,538
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,107,110
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,463,000
Series 2020, 1.75%, tender 12/1/25 (a)	10,750,000	11,208,058
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	2,285,000	2,489,599
Series 2020, 5% 12/1/24	550,000	648,736
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,062,471
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,311,760
Series 2018 A, 5% 7/1/22	800,000	857,672
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	732,904	767,768
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	905,000	1,033,293
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	395,000	395,320
Series 2019 E2, 2.25%, tender 8/1/22 (a)	1,010,000	1,011,454
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	825,000	931,169
4% 6/30/38	2,100,000	2,346,120
4% 12/31/39	1,750,000	1,946,525
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,372,295
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,657,425
5% 3/15/25	1,500,000	1,796,985
5% 3/15/26	1,855,000	2,290,981
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	626,205
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,115,920
Series 2018 A, 5% 10/15/43	1,000,000	1,242,880
Series 2018 B, 5% 4/15/49	1,000,000	1,247,300
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,516,470

TOTAL TEXAS		123,227,884

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,666,120
Series 2018 B, 5% 7/1/48	1,000,000	1,184,450
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,255,340

TOTAL UTAH		7,105,910

Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,815,000	2,032,546
Virginia - 0.7%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,774,124
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	575,935
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	286,748
4% 4/1/39	250,000	254,790
4% 4/1/40	280,000	284,682
4% 4/1/45	750,000	751,088
5% 4/1/22	225,000	234,727
5% 4/1/24	300,000	329,064
5% 4/1/26	350,000	397,684
5% 4/1/27	350,000	402,119
5% 4/1/28	440,000	510,422
5% 4/1/29	575,000	670,508
5% 4/1/49	1,000,000	1,092,920
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,540,146
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	309,525

TOTAL VIRGINIA		11,414,482

Washington - 2.8%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,195,609
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,927,924
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	4,121,033
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	498,758
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,439,500
Series 2016 C, 5% 2/1/39	2,560,000	3,076,301
Series 2017 D, 5% 2/1/35	500,000	616,855
Series 2018 C, 5% 2/1/41	1,000,000	1,233,780
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	54,680
5% 7/1/42	560,000	657,031
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	216,034
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	275,226
5% 8/15/26	225,000	256,266
Series 2015, 5% 1/1/25	1,000,000	1,174,350
Series 2017 A, 4% 7/1/42	5,780,000	6,279,508
Series 2017:
4% 8/15/42	7,000,000	7,260,540
5% 8/15/36	500,000	553,480
Series 2020:
5% 9/1/38	2,000,000	2,488,060
5% 9/1/45	2,250,000	2,723,468
5% 9/1/50	2,500,000	3,008,875
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	483,819
5% 10/1/26	2,010,000	2,286,576
5% 10/1/34	1,510,000	1,642,729

TOTAL WASHINGTON		45,470,402

Wisconsin - 1.0%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	559,590
5.25% 10/1/48	530,000	556,272
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	889,537
Roseman Univ. of Health Series 2020, 5% 4/1/50 (b)	395,000	415,576
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	1,240,000	1,469,722
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	2,000,000	2,472,920
Series 2019 A:
2.25% 11/1/26	325,000	316,251
5% 11/1/25	240,000	255,686
5% 11/1/29	170,000	181,808
5% 12/1/30	300,000	384,735
5% 12/1/31	300,000	382,350
5% 12/1/32	350,000	443,125
5% 12/1/33	350,000	441,032
5% 12/1/34	350,000	439,891
5% 12/1/35	450,000	563,198
5% 7/1/44	500,000	572,545
5% 11/1/46	1,445,000	1,452,268
5% 7/1/49	2,000,000	2,279,480
Series 2019 B, 5% 7/1/38	355,000	411,420
Series 2019 B1, 2.825% 11/1/28	365,000	361,003
Series 2019 B2, 2.55% 11/1/27	235,000	230,410
Series 2019:
5% 10/1/24	270,000	308,907
5% 10/1/26	550,000	660,484
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	629,675

TOTAL WISCONSIN		16,677,885

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,400,000	3,678,392
TOTAL MUNICIPAL BONDS
(Cost $1,509,485,038)		1,551,668,846

Municipal Notes - 0.2%
New York - 0.2%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21
(Cost $3,063,379)	3,000,000	3,033,803
	Shares	Value

Money Market Funds - 1.7%
Fidelity Tax-Free Cash Central Fund .14% (c)(d)
(Cost $26,606,994)	26,601,680	26,606,974
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,539,155,411)		1,581,309,623
NET OTHER ASSETS (LIABILITIES) - 0.9%		14,470,181
NET ASSETS - 100%		$1,595,779,804

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,454,123 or 0.3% of net assets.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$211,220
Total	$211,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.